STOCKHOLDERS' EQUITY - Capital Stock Information (Details) - USD ($)	3 Months Ended													12 Months Ended			23 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2015
Common stock, shares issued (in shares)		82,200,000				81,300,000								82,200,000	81,300,000
Common Stock, unissued shares (in shares)		217,800,000												217,800,000
Shares of common stock in treasury (in shares)		11,800,000				11,700,000								11,800,000	11,700,000
Value of treasury stock on an average cost basis (in dollars)		$ 406,800,000				$ 401,800,000								$ 406,800,000	$ 401,800,000
Number of common stock retired															50,000,000.0
Common stock retired, value															$ 0
Preferred stock, shares authorized (in shares)		50,000,000.0												50,000,000.0
Preferred stock, par value per share (in dollars per share)		$ 0.01												$ 0.01
Preferred stock, shares outstanding (in shares)		0				0								0	0
Stock Repurchased During Period, Value																	$ 131,000,000
Acquisition of Treasury Stock														$ 7,700,000	$ 427,800,000	$ 926,600,000
Common Stock, Dividends, Per Share, Cash Paid		$ 0.11	$ 0.11	$ 0.11	$ 0.11	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Common Stock
Common stock, shares outstanding (in shares)		70,400,000				69,600,000				80,200,000				70,400,000	69,600,000	80,200,000	105,000,000.0
Shares of common stock in treasury (in shares)		11,800,000												11,800,000
Common stock retired, value															$ 500,000
Acquisition of Treasury Stock (in shares)														200,000	11,500,000	25,800,000
Acquisition of Treasury Stock														$ 0	$ 0	$ 0
Additional Paid-in Capital
Common stock retired, value															549,200,000
Acquisition of Treasury Stock														0	0	0
Retained Earnings
Common stock retired, value															1,332,300,000
Acquisition of Treasury Stock														0	0	0
Common Stock in Treasury
Common stock retired, value															(1,882,000,000.0)
Acquisition of Treasury Stock														$ 7,700,000	$ 427,800,000	$ 926,600,000
Stock Options and Restricted Stock
Common Stock reserved for contingently issuable shares (in shares)		2,400,000												2,400,000
All Company Stock Plans
Number of common shares held in rabbi trust (in shares)		800,000												800,000
Value of common shares held in rabbi trust (in dollars)		$ 19,900,000												$ 19,900,000
Share repurchase program approved by Board of Directors
Common stock authorized to repurchase																		$ 1,680,000,000
Acquisition of Treasury Stock (in shares)														200,000	11,400,000	25,700,000
Acquisition of Treasury Stock														$ 4,900,000	$ 425,000,000.0	$ 923,700,000
Subsequent Event
Common stock dividends declared (in dollars per share)	$ 0.12